Notes Payable	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Notes Payable	Notes Payable
Notes payable consists of the following:

	June 30, 2019	December 31, 2018
	(In millions)
99 Term Loan	$33.7	$36.1
99 Revolver	3.0	—
99 DLOC Loan	—	—
Margin Facility	150.0	—
Brasada Interstate Loans	11.7	11.7
Other	2.7	0.3
Notes payable, total	$201.1	$48.1
Less: Notes payable, current	5.9	5.9
Notes payable, long term	$195.2	$42.2

At June 30, 2019 the carrying value of our outstanding notes payable approximates fair value. The respective carrying values of our variable rate notes payable approximate fair value as they are variable rate instruments with short reset periods which reflect current market rates. The revolving credit facilities are considered Level 2 financial liabilities. The fixed-rate A Note, as defined below, pursuant to the Interstate Credit Agreement approximates fair value as of June 30, 2019.
On December 21, 2018, 99 Restaurants LLC, a direct, wholly-owned subsidiary of 99 Restaurants entered into the 99 Restaurants Credit Facility with Fifth Third Bank and other lenders thereto. The 99 Restaurants Credit Facility provides for (i) a maximum revolving loan of $15.0 million (the “99 Revolver”) with a maturity date of December 21, 2023; (ii) a maximum term loan of $37.0 million (the "99 Term Loan") with monthly installment repayments through November 30, 2023 and a maturity date of December 21, 2023 for the outstanding unpaid principal balance; and (iii) a maximum Development Line of Credit loan (the “99 DLOC Loan”) of up to $10.0 million to be advanced from time to time through December 21, 2020, with quarterly installment payments through (a) September 30, 2024 with respect to 99 DLOC Loans borrowed prior to December 21, 2019, and (b) September 30, 2025 with respect to 99 DLOC Loans borrowed on or after December 21, 2019. Interest on the 99 Credit Facility is based on, at our option, an applicable margin of (x) two and one half percent (2.50%) per annum with respect to Base Rate Loans, as provided therein, and (y) three and one half percent (3.50%) per annum with respect to LIBOR Loans, as provided therein. As of June 30, 2019, interest on the 99 Term Loan and 99 Revolver is payable monthly at a rate of 6.00% and 5.88%, respectively, and there is $22.0 million of borrowing capacity combined under the 99 Revolver and DLOC Loans.
On November 7, 2018, Cannae Funding, LLC (the "Borrower"), a wholly-owned special purpose subsidiary of the Company, entered into a Margin Loan Agreement (the "Loan Agreement"), and certain other related agreements, with Credit Suisse AG (in such capacity, "Administrative Agent") and other lenders thereto. Pursuant to the Loan Agreement, the Borrower may borrow up to $300.0 million (the "Margin Facility") in term loans at an interest rate of the three-month LIBOR plus an applicable margin with an initial maturity date of November 7, 2021. Interest on term loans under the Margin Facility is payable in-kind or cash at the Borrower's election. The Margin Facility is collateralized by 25.0 million shares of Ceridian held by the Borrower prior to any draws under the Margin Facility. On February 7, 2019, we borrowed $150 million under the Margin Facility and used the proceeds to fund, in part, the Dun & Bradstreet Investment. As of June 30, 2019, we pay interest on borrowings outstanding quarterly at a rate of 5.35% and there is $150 million available to be drawn pursuant to the Margin Facility.
Concurrently with the Loan Agreement, the Company entered into a Guaranty (the "Guaranty Agreement") in favor of the Administrative Agent and other lenders thereto pursuant to which the Company absolutely, unconditionally and irrevocably guaranteed all of the Borrower's obligations under the Loan Agreement for a period of up to one year after the conditions to the effectiveness of the Loan Agreement have been met. During the period in which the Guaranty Agreement is enforceable, the Company will be liable for all obligations payable by the Borrower under the Loan Agreement and other agreements entered into in connection therewith.
On January 29, 2016, FNF NV Brasada, LLC, an Oregon limited liability company and majority-owned subsidiary of the Company, entered into a credit agreement with an aggregate borrowing capacity of $17.0 million (the “Interstate Credit Agreement”) originally with Bank of the Cascades, as lender. The Interstate Credit Agreement provides for (i) a $12.5 million acquisition loan (the "Acquisition Loan"), (ii) a $3.0 million development loan (the "Development Loan"), and (iii) a $1.5 million line of credit loan (the "Line of Credit Loan", and collectively with the Acquisition Loan and the Development Loan, the "Brasada Interstate Loans"). On June 13, 2018, the Interstate Credit Agreement was modified to add an additional line of credit of $3.6 million and to assign the loan from the Bank of the Cascades to First Interstate Bank. Pursuant to the Acquisition Loan, NV Brasada executed a $6.25 million "A Note", which accrues interest at a rate of 4.51% per annum and matures on the tenth anniversary of the issuance thereof, and a $6.25 million "B Note", which accrues interest at the rate of LIBOR plus 225 basis points, adjusted monthly, and matures on the tenth anniversary of the issuance thereof. As of June 30, 2019, the variable rate notes incurred interest at 4.69% and there was $4.4 million available to be drawn pursuant to the Brasada Interstate Loans.
Note payable to FNF
On November 17, 2017, in conjunction with the FNF Split-Off, FNF issued to the Company a revolver note in aggregate principal amount of up to $100.0 million (the "FNF Revolver"). Pursuant to the FNF Revolver, FNF may make one or more loans to us in increments of $1.0 million, with up to $100.0 million outstanding at any time. The FNF Revolver accrues interest at LIBOR plus 450 basis points and matures on the five year anniversary of the date we were issued the FNF Revolver. The maturity date is automatically extended for additional five year terms unless notice of non-renewal is otherwise provided by either FNF or the Company, in their sole discretion. On February 7, 2019, we drew the entire $100.0 million available and used the proceeds to fund, in part, the Dun & Bradstreet Investment. On June 12, 2019, we repaid to FNF the entire $100.0 million outstanding amount under the FNF Revolver. As of June 30, 2019, there was no outstanding balance under the FNF Revolver and there was $100.0 million remaining borrowing capacity.
On July 5, 2019, we borrowed $100.0 million from FNF under the FNF Revolver. The proceeds were used for investment and general corporate purposes.
Gross principal maturities of notes payable at June 30, 2019 are as follows (in millions):

2019 (remaining)	$3.4
2020	6.9
2021	156.1
2022	6.1
2023	19.4
Thereafter	10.2
$202.1